Board of Management and Supervisory Board Remuneration (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Measurement period long term incentive	three calendar years
Board of Management and Supervisory Board Remuneration (Additional Textual) [Abstract]
Maximum severance amount	One Year Base Salary
Period for retention of options by Board of Management	2 years
Period for retention of shares by Board of Management at least	2 years
Net cost allowance paid to member's of Supervisory Board, except Chairman of the Supervisory Board	€ 1,800
Net cost allowance paid to Chairman of the Supervisory Board	2,400
Period for notice of termination from the date on which change of control occurs	12 months
Additional compensation for one U.S. member to fulfill certain obligations towards the U.S. government	10,000
Period in which cost of shares awards are charged to the consolidated statement of operations	3 years
Period which the average share price remains fixed	15 days
Period over which the average share price remains fixed prior to closing of transactions	30 days
Percent of employee contribution in pension plan of pension base	4.00%
Share exchange ratio description	each 100 ordinary shares for 77 ordinary shares
Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Number of performance criteria for short term incentive plan	6
Cash payout based on performance evaluation	1,800,000
Weighting of the five quantitative criteria	80.00%
Weighting of sixth performance criteria based on qualitative objectives	20.00%
Percentage target ROAIC position compare to peer group, weighted	80.00%
Qualitative target to keep performing high standards, weighted	20.00%
Financial targets Board of Management	3
Technology leadership target Board of Management	1
Market position target Board of Management	1
Quantitative performance criteria Board of Management	5
Board of Management and Supervisory Board Remuneration (Additional Textual) [Abstract]
Technology leadership target Board of Management	1
Market position target Board of Management	1
Long Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Maximum value of performance shares award to Board of Management as a percentage of base salary	146.25%
Fixed period for performance shares to be awarded	2 years
On target level of performance related long term incentive as percentage of the base salary	80.00%
Other Members of Board of Management [Member] | Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
On target level performance related to short term incentive as percentage of base salary	60.00%
Frits W. Frohlich [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Additional remuneration vice chairman supervisory board	3,750
E. Meurice [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(106,266)	(148,040)	(296,287)
Period for appointments of members of board of management	4 years
Reappointment period of members of board of management	4 years
Vested shares	37,621
P.T.F.M. Wennink [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(65,785)	(91,645)	(183,612)
Period for appointments of members of board of management	indefinite
Vested shares	23,289
M.A. van den Brink [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(69,831)	(97,281)	(191,972)
Period for appointments of members of board of management	indefinite
Vested shares	24,722
Chief Executive Officer [Member] | Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
On target level performance related to short term incentive as percentage of base salary	75.00%
F.J. van Hout [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(57,838)
Period for appointments of members of board of management	4 years
Reappointment period of members of board of management	4 years
Vested shares	20,474
F.J.M. Schneider Maunoury [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Period for appointments of members of board of management	4 years
Reappointment period of members of board of management	4 years
Vice Chairman [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Additional remuneration vice chairman supervisory board	€ 5,000